Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 304,500	$ 292,925	$ 171,495
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	91,727	81,303	61,563
Impairment of vessels	18,830	3,033	0
Gain on sale of vessel	0	0	(7,770)
Amounts reclassified to/(from) other comprehensive income	214	(1,091)	0
Amortization of derivative assets’ premium	4,271	1,123	0
Amortization of deferred financing costs	5,526	11,233	8,279
Amortization of original issue premium of notes/premium on repurchase of notes	0	762	8,615
Amortization of intangible liabilities - charter agreements	(8,080)	(41,158)	(45,430)
Fair value adjustment on derivative asset	5,372	(9,685)	0
Prepayment fees on debt repayment	0	15,197	3,230
Share based compensation expense	10,189	10,104	3,510
Changes in operating assets and liabilities:
Increase in accounts receivable and other assets	(669)	(26,017)	(33,211)
Increase in inventories	(3,527)	(827)	(5,094)
Increase in derivative assets	0	(15,370)	(7,000)
(Decrease)/increase in accounts payable and other liabilities	(5,890)	11,835	10,417
Decrease/(increase) in related parties' balances, net	192	2,253	(1,107)
(Decrease)/increase in deferred revenue	(9,306)	21,968	104,160
Payments for drydocking and special survey costs	(38,341)	(30,105)	(23,704)
Unrealized foreign exchange (gain)/loss	0	1	0
Net cash provided by operating activities	375,008	327,484	247,953
Cash flows from investing activities:
Acquisition of vessels and intangibles	(123,300)	0	(463,750)
Cash paid for vessel expenditures	(19,586)	(5,460)	(4,611)
Net proceeds from sale of vessels	5,940	0	16,514
Advances for vessel acquisitions and other additions	(9,587)	(3,772)	(3,276)
Time deposits acquired	(5,450)	(650)	(7,900)
Net cash used in investing activities	(151,983)	(9,882)	(463,023)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	0	0	22,701
Repurchase of 2022 Notes, including premium	0	0	(239,183)
Repurchase of 2024 Notes, including premium	0	(119,871)	0
Proceeds from drawdown of credit facilities and sale and leaseback	76,000	60,000	744,506
Proceeds from 2027 Secured Notes	0	350,000	0
Repayment of credit facilities and sale and leaseback	(202,348)	(167,056)	(115,502)
Repayment of refinanced debt, including prepayment fees	0	(276,671)	(152,862)
Deferred financing costs paid	(1,140)	(9,655)	(13,790)
Net proceeds from offering of Class A common shares, net of offering costs	0	0	67,549
Cancellation of Class A common shares	(21,969)	(20,011)	(10,000)
Proceeds from offering of Series B preferred shares, net of offering costs	0	(17)	51,234
Class A common shares - dividend paid	(53,249)	(50,497)	(27,940)
Series B Preferred Shares - dividend paid	(9,536)	(9,536)	(8,263)
Net cash (used in)/provided by financing activities	(212,242)	(243,314)	318,450
Net increase in cash and cash equivalents and restricted cash	10,783	74,288	103,380
Cash and cash equivalents and restricted cash at beginning of the year	269,930	195,642	92,262
Cash and cash equivalents and restricted cash at end of the year	280,713	269,930	195,642
Supplementary Cash Flow Information:
Cash paid for interest	67,997	51,490	49,528
Cash received from interest rate caps	32,549	9,245	0
Non-cash investing activities:
Unpaid advances for vessel’s acquisitions and other additions	0	0	1,499
Acquisition of vessels and intangibles	0	0	96,344
Non-cash financing activities:
Issuance of 2024 Notes for the acquisition of vessels	0	0	35,000
Premium on the 2024 Notes issued for the acquisition of vessels	0	0	1,680
Unpaid offering costs	0	283	0
Unrealized (loss)/gain on derivative assets	$ (16,625)	$ 31,221	$ 227